Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Deferred revenue, revenue recognized	¥ 112,720
Revenue remaining performance obligation	¥ 163,039
Revenue remaining performance obligation, percentage within a year	64.00%
Revenue remaining performance obligation, percentage within two year	31.00%
Revenue remaining performance obligation, percentage within three year	5.00%
Fixed maintenance service contract remaining period	2 years
Fixed maintenance service contract	¥ 110,782
Other Current Liabilities
Disaggregation of Revenue [Line Items]
Deferred revenue	141,840	¥ 132,087
Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Contract assets	¥ 39,251	¥ 44,722